Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	27 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Jun. 28, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Jul. 12, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000007072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,545	$ 15,545	$ 15,545	$ 15,545	$ 15,545	$ 13,375	$ 12,498		$ 14,565	$ 13,426	$ 12,506	$ 11,715	$ 11,340		$ 10,773	$ 10,018	$ 10,000
Average Annual Return, Percent	16.22%		4.45%		4.51%
C000007075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 19,202.03378	19,202.03378	$ 19,202.03378	19,202.03378	$ 19,202.03378	15,852.45814	14,209.48251		17,229.24696	14,862.13545	13,630.59872	12,994.73089	12,168.54676		10,889.60334	9,839.842941	10,000
Average Annual Return, Percent	21.13%		7.09%		6.74%
C000007076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 21,453	21,453	$ 21,453	21,453	$ 21,453	17,195	15,003		18,493	15,333	13,976	13,520	12,460		10,857	9,725	10,000
Average Annual Return, Percent	24.76%		8.95%		7.93%
C000007077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,612	23,612	$ 23,612	23,612	$ 23,612	18,473	15,699		19,607	15,634	14,178	13,892	12,647		10,824	9,651	10,000
Average Annual Return, Percent	27.82%		10.74%		8.97%
C000034438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 17,887	17,887	$ 17,887	17,887	$ 17,887	15,127	13,833		16,435	14,497	13,360	12,690	11,986		10,880	9,887	10,000
Average Annual Return, Percent	18.25%		6.01%		5.99%
C000034439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 20,329	20,329	$ 20,329	20,329	$ 20,329	16,492	14,576		17,867	15,104	13,809	13,259	12,316		10,875	9,784	10,000
Average Annual Return, Percent	23.27%		8.04%		7.35%
C000034440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 22,593	22,593	$ 22,593	22,593	$ 22,593	17,884	15,397		19,107	15,534	14,127	13,765	12,586		10,826	9,657	10,000
Average Annual Return, Percent	26.33%		9.85%		8.49%
C000034441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,953	23,953	$ 23,953	23,953	$ 23,953	18,581	15,683		19,648	15,637	14,182	13,895	12,649		10,827	9,654	10,000
Average Annual Return, Percent	28.91%		11.05%		9.13%
C000091317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,914	23,914	$ 23,914	23,914	$ 23,914	18,549	15,656		19,611	15,612	14,160	13,870	12,634		10,811	9,642	10,000
Average Annual Return, Percent	28.92%		11.05%		9.11%
C000108861 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,907	23,907	$ 23,907	23,907	$ 23,907	18,542	15,649		19,601	15,606	14,155	13,868	12,628		10,809	9,639	10,000
Average Annual Return, Percent	28.93%		11.05%		9.11%
C000180147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 19,660	19,660	$ 19,660	$ 19,660	$ 19,660	15,246	12,869		16,106	12,825	11,647	11,408	10,395	$ 10,000
Average Annual Return, Percent	28.95%		11.04%	9.82%
C000234832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,136	$ 14,136	$ 14,136	$ 14,136	14,136	10,960	9,250	$ 10,000
Average Annual Return, Percent	28.98%	16.56%
Target Retirement Income Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement Income Composite Index
Account Value	$ 15,891	$ 15,891	$ 15,891	15,891	$ 15,891	13,659	12,728		14,805	13,619	12,602	11,797	11,401		10,813	10,031	10,000
Average Annual Return, Percent	16.34%		4.75%		4.74%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	12,004	$ 12,004	12,004	$ 12,004	10,760	10,691		12,518	12,632	11,807	10,705	10,836		10,829	10,294	10,000
Average Annual Return, Percent	11.57%		0.33%		1.84%
Target Retirement 2025 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2025 Composite Index
Account Value	$ 19,786.92163	19,786.92163	$ 19,786.92163	19,786.92163	$ 19,786.92163	16,317.5141	14,581.29407		17,586.36132	15,116.50782	13,752.39766	13,094.63386	12,229.28123		10,922.32105	9,838.988864	10,000
Average Annual Return, Percent	21.26%		7.55%		7.06%
MSCI US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Broad Market Index
Account Value	$ 33,680	$ 33,680	$ 33,680	$ 33,680	$ 33,680	24,899	20,634	10,000	25,063	18,923	16,456	15,990	13,594	10,000	11,456	9,959	10,000
Average Annual Return, Percent	35.26%	21.14%	15.40%	13.96%	12.91%
Target Retirement 2035 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2035 Composite Index
Account Value	$ 22,117	$ 22,117	$ 22,117	$ 22,117	$ 22,117	17,700	15,392		18,882	15,594	14,110	13,624	12,522		10,895	9,726	10,000
Average Annual Return, Percent	24.96%		9.41%		8.26%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Account Value	$ 12,038	$ 12,038	$ 12,038	$ 12,038	$ 12,038	10,799	10,716	10,000	12,549	12,666	11,822	10,705	10,839	10,000	10,833	10,283	10,000
Average Annual Return, Percent	11.47%	3.52%	0.36%	1.57%	1.87%
Target Retirement 2045 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2045 Composite Index
Account Value	$ 24,379	$ 24,379	$ 24,379	$ 24,379	$ 24,379	19,035	16,135		20,055	15,919	14,349	14,023	12,731		10,880	9,663	10,000
Average Annual Return, Percent	28.08%		11.18%		9.32%
Target Retirement 2020 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2020 Composite Index
Account Value	$ 18,365	18,365	$ 18,365	18,365	$ 18,365	15,519	14,150		16,752	14,740	13,484	12,788	12,051		10,924	9,894	10,000
Average Annual Return, Percent	18.34%		6.37%		6.27%
Target Retirement 2030 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2030 Composite Index
Account Value	$ 20,953	20,953	$ 20,953	20,953	$ 20,953	16,978	14,958		18,233	15,361	13,933	13,359	12,377		10,910	9,783	10,000
Average Annual Return, Percent	23.41%		8.50%		7.68%
Target Retirement 2040 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2040 Composite Index
Account Value	$ 23,314	23,314	$ 23,314	23,314	$ 23,314	18,428	15,821		19,534	15,815	14,283	13,889	12,666		10,877	9,667	10,000
Average Annual Return, Percent	26.51%		10.30%		8.83%
Target Retirement 2050 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2050 Composite Index
Account Value	$ 24,749	24,749	$ 24,749	24,749	$ 24,749	19,147	16,125		20,108	15,923	14,349	14,023	12,731		10,880	9,663	10,000
Average Annual Return, Percent	29.26%		11.52%		9.49%
Target Retirement 2055 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2055 Composite Index
Account Value	$ 24,749	24,749	$ 24,749	24,749	$ 24,749	19,147	16,125		20,108	15,923	14,349	14,023	12,731		10,880	9,663	10,000
Average Annual Return, Percent	29.26%		11.52%		9.49%
Target Retirement 2060 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2060 Composite Index
Account Value	$ 24,749	24,749	$ 24,749	24,749	$ 24,749	19,147	16,125		20,108	15,923	14,349	14,023	12,731		$ 10,880	$ 9,663	$ 10,000
Average Annual Return, Percent	29.26%		11.52%		9.49%
Target Retirement 2065 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2065 Composite Index
Account Value	$ 20,187	20,187	$ 20,187	$ 20,187	$ 20,187	15,617	13,153		$ 16,402	$ 12,988	$ 11,704	$ 11,439	$ 10,384	$ 10,000
Average Annual Return, Percent	29.26%		11.52%	10.22%
Target Retirement 2070 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Target Retirement 2070 Composite Index
Account Value	$ 14,195	$ 14,195	$ 14,195	$ 14,195	$ 14,195	$ 10,982	$ 9,249	$ 10,000
Average Annual Return, Percent	29.26%	16.78%